Fair Value Measurements (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	$ 98,601,220	$ 86,306,954
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	98,601,220	86,306,954
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	0	0
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	79,437,396	67,529,546
Mutual funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	79,437,396	67,529,546
Mutual funds | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	0	0
Mutual funds | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	0	0
Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	19,163,824	18,777,408
Common stock | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	19,163,824	18,777,408
Common stock | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	0	0
Common stock | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	$ 0	$ 0